Document and Entity Information	Oct. 25, 2021
Cover [Abstract]
Entity Registrant Name	QUINSTREET, INC
Amendment Flag	false
Entity Central Index Key	0001117297
Document Type	8-K
Document Period End Date	Oct. 25, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34628
Entity Tax Identification Number	77-0512121
Entity Address, Address Line One	950 Tower Lane
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(650)
Local Phone Number	578-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	QNST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false